Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company provided Pipara with a copy of this report on Form 8-K in accordance with Item 304(a) of Regulation S-K prior to its filing with the Securities and Exchange Commission and requested that Pipara furnish the Company with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the above statements and, if it does not agree, the respects in which it does not agree. As of the date of this report, Pipara has not agreed nor declined to provide such letter. A copy of the letter from Pipara has been filed as Exhibit 16.1 by amendment duly executed by Pipara.
Document Period End Date	Aug. 13, 2024
Entity File Number	000-56487
Entity Registrant Name	Ilustrato Pictures International, Inc.
Entity Central Index Key	0001496383
Entity Tax Identification Number	27-2450645
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26 Broadway
Entity Address, Address Line Two	Suite 934
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	917
Local Phone Number	522-3202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock par value $0.001
Trading Symbol	ILUS
Entity Emerging Growth Company	false